Noncontrolling Interests	6 Months Ended
Sep. 30, 2011
Noncontrolling Interests [Abstract]
Noncontrolling Interests

9.    NONCONTROLLING INTERESTS

Changes in MUFG's Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG's shareholders' equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2010 and 2011:

	Six months ended September 30,
	2010	2011
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥582,870	¥190,964
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 18)	20,550	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	—	(12,000)
Other	39	(165)

Net transfers from (to) the noncontrolling interest shareholders	20,589	(12,165)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥603,459	¥178,799